Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Reconciliation of Total Reclamation Liability for Asset Retirement Obligations
Although the ultimate amount of reclamation and closure costs to be incurred is uncertain, the Partnership maintained a post-closure reclamation and site restoration obligation as follows:

Balance at January 1, 2013	$4,399
Accretion expense	228
Balance at December 31, 2013	4,627
Additions to liabilities	1,857
Accretion expense	246
Balance at December 31, 2014	6,730
Accretion expense	336
Balance at December 31, 2015	$7,066